INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2015
Notes to Financial Statements
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

On July 10, 2008, the Company entered into a Purchase Agreement and Patent Assignment Agreement (the “Agreement”) to be effective July 31, 2008. The Company was obligated to pay the seller $2,500,000 on June 30, 2012. The Agreement specifies interest of 6% to be payable monthly, commencing on July 31, 2008. The seller will reacquire all patents and applications if payment was not made on June 30, 2012. On September 30, 2014, this due date was extended to December 31, 2014.

Amortization of patent aggregated $75,233 and $78,503 for the year ended June 30, 2015 and 2014 respectively.

On November 18, 2015, the Company (“Licensee”) entered into Non-Exclusive Licensing Agreement with Nevin Jenkins (“Licensor”). Pursuant to which Licensee returned all property to the Licensor and credit balance with licensor in the amount of $86,318.92.

Patent, stated at cost, less accumulated amortization consisted of the following:

	June 30, 2015	June 30, 2014
Patent	$—	$2,500,000
Less: accumulated amortization	—	(1,400,964)
	$—	$1,099,036